Subsequent Events (Details Narrative) - shares		1 Months Ended
	Jan. 02, 2018	Aug. 01, 2016	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock, shares issued		16,095,929	372,337,169	363,043,769	16,095,929
Number of common stock issued to convert estimated liability		12,146,820
Subsequent Event [Member] | Common Stock [Member]
Number of shares issued upon conversion, shares	5,175,400
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Number of shares issued upon conversion, shares	25,877